INVENTORIES (Tables)	3 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Summary of Inventories
Inventories as of March 31, 2019 and December 31, 2018 consist of the following:

	March 31, 2019	December 31, 2018
	(in millions)
Raw materials	$1,522	$1,293
Work-in-process	717	576
Finished goods	5,515	4,857
Total inventories	$7,754	$6,726